Basis Of Presentation And Consolidation Scope - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Detail of information about of basis of presentation and consolidation scope [Line Items]
Ownership interest of the Ferrovial	€ 2,023
Financial assets at value of changes in results	574	€ 11	€ 47
Airports division [Member]
Detail of information about of basis of presentation and consolidation scope [Line Items]
Financial assets at value of changes in results	€ 547
FGP Topco limited [Member]
Detail of information about of basis of presentation and consolidation scope [Line Items]
Percentage of the sale of the FGP Topco	19.75%
FGP Topco limited [Member] | Financial investment carried at fair value [Member]
Detail of information about of basis of presentation and consolidation scope [Line Items]
Percentage of the sale of the FGP Topco	19.75%
Percentage ownership interest of the Ferrovial	5.25%
FGP Topco limited [Member] | Airports division [Member]
Detail of information about of basis of presentation and consolidation scope [Line Items]
Percentage of the sale of the FGP Topco	19.75%
IRB Infrastructure Trust (Private InvIT) [Member] | Toll roads division [Member]
Detail of information about of basis of presentation and consolidation scope [Line Items]
Percentage adquired by Ferrovial subsidiary of the buyers capital	23.99%